Commitments And Contingent Liabilities (Narrative) (Details)	0 Months Ended			1 Months Ended	12 Months Ended
	Jul. 15, 2010 USD ($)	Jul. 15, 2010 ILS	Mar. 10, 2010 USD ($)	Dec. 31, 2006 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Agreements With Suppliers To Purchase Goods [Member] USD ($)	Dec. 31, 2012 Agreements With Suppliers To Purchase Licenses And Hosting Services [Member] USD ($)
Rent expenses					$ 17,373,000	$ 18,607,000	$ 16,202,000
Minimum payment under operating leases upon cancellation					1,322,000
Lease expense related to motor vehicles lease contracts					4,798,000	5,707,000	5,507,000
Non-cancelable obligations								2,402,000	11,190,000
Repayment sought				648,000
Repayment sought including accrued interest				740,000
Claiming damages for breach of contract	262,000	1,000,000	8,000,000
Mediation settlement amount					100,000
Estimated demand for settlement					$ 310,000